1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

September 1, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935 and

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,399

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 2,399 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment relates to the following fund (the “Fund”), which is a series of the Trust:

S000063139                     iShares BB Rated Corporate Bond ETF

The previous filings relating to the Fund are:

PEA No.	Date Filed	Form Type	Automatic Effective Date
1,932	July 6, 2018	485APOS	September 19, 2018
1,965	September 18, 2018	485BXT	October 18, 2018
1,979	October 17, 2018	485BXT	November 16, 2018
1,993	November 15, 2018	485BXT	December 14, 2018
2,010	December 13, 2018	485BXT	January 11, 2019
2,027	January 10, 2019	485BXT	February 8, 2019
2,039	February 7, 2019	485BXT	March 8, 2019
2,059	March 7, 2019	485BXT	April 5, 2019
2,079	April 4, 2019	485BXT	May 3, 2019
2,101	May 2, 2019	485BXT	May 31, 2019
2,126	May 30, 2019	485BXT	June 28, 2019
2,140	June 27, 2019	485BXT	July 26, 2019
2,150	July 25, 2019	485BXT	August 23, 2019

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN FRANCISCO    CHICAGO    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

Securities and Exchange Commission

September 1, 2020

2,166	August 22, 2019	485BXT	September 20, 2019
2,180	September 19, 2019	485BXT	October 18, 2019
2,193	October 17, 2019	485BXT	November 15, 2019
2,215	November 14, 2019	485BXT	December 13, 2019
2,231	December 12, 2019	485BXT	January 10, 2020
2,250	January 9, 2020	485BXT	February 7, 2020
2,269	February 6, 2020	485BXT	March 6, 2020
2,313	March 5, 2020	485BXT	April 3, 2020
2,331	April 2, 2020	485BXT	May 1, 2020
2,341	April 30, 2020	485BXT	May 29, 2020
2,350	May 28, 2020	485BXT	June 26, 2020
2,368	June 25, 2020	485BXT	July 24, 2020
2,385	July 23, 2020	485BXT	August 21, 2020
2,393	August 20, 2020	485BXT	September 4, 2020

The Amendment is being filed pursuant to Rule 485(a).

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Investment Objectives and Policies

The Fund seeks to track the investment results of the ICE BofA BB US High Yield Constrained Index (the “Underlying Index”), which measures the performance of the BB, or equivalently rated, fixed-rate, U.S. dollar-denominated, corporate bond market. The Underlying Index is a subset of the ICE BofA US High Yield Constrained Index that is market capitalization-weighted with a 2% cap on any one issuer and a pro rata distribution of any excess weight across the remaining issuers in the Underlying Index.

The Underlying Index includes U.S. dollar-denominated securities issued by U.S. and non-U.S. industrials, utility and financial corporate issuers, with maturities of one year or more, that have $250 million or more of outstanding face value. Only securities rated BB+ through BB-, based on an average of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”), and S&P Global Ratings, are eligible for the Underlying Index. Securities rated BB+ and below are generally considered non-investment grade. The securities in the Underlying Index are updated on the last calendar day of each month.

The Fund will invest in non-U.S. issuers to the extent necessary for it to track the Underlying Index. As of July 31, 2020, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Securities and Exchange Commission

September 1, 2020

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. From time to time when conditions warrant, however, the Fund may invest at least 80% of its assets in the component securities of the Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund will invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”).

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Underlying Index is sponsored by ICE Data Indices, LLC or its affiliates (collectively, the “Index Provider” or “IDI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

(2) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to the Fund. The portfolio managers are also specific to the Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,330, filed pursuant to Rule 485(a)(2) on March 30, 2020, relating to iShares iBonds Dec 2030 Term Corporate ETF (“PEA 2,330”), which became effective on June 17, 2020.

Securities and Exchange Commission

September 1, 2020

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,330. The substantially similar sections are as follows:

In the Prospectus:

“More Information About the Fund,” “Portfolio Holdings Information,” “Management – Investment Adviser,” “Management – Administrator, Custodian and Transfer Agent,” “Management – Conflicts of Interest,” “Shareholder Information – Buying and Selling Shares,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Determination of Net Asset Value,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Taxes,” “Shareholder Information – Taxes on Distributions,” “Shareholder Information – Taxes When Shares are Sold,” “Shareholder Information – Creations and Redemptions,” “Shareholder Information – Householding,” “Distribution,” and “Financial Highlights.”

In the Statement of Additional Information:

“General Description of the Trust and the Fund,” “Exchange Listing and Trading,” “Proxy Voting Policy,” “Portfolio Holdings Information,” “Investment Policies” “Continuous Offering,” “Management,” “Investment Advisory, Administrative and Distribution Services,” “Determination of Net Asset Value,” “Brokerage Transactions,” “Additional Information Concerning the Trust,” “Creation and Redemption of Creation Units – General,” “Creation and Redemption of Creation Units – Fund Deposit,” “Creation and Redemption of Creation Units – Cash Purchase Method,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Role of the Authorized Participant,” “Creation and Redemption of Creation Units – Placement of Creation Orders,” “Creation and Redemption of Creation Units – Purchase Orders,” “Creation and Redemption of Creation Units – Timing of Submission of Purchase Orders,” “Creation and Redemption of Creation Units – Acceptance of Orders for Creation Units,” “Creation and Redemption of Creation Units – Issuance of a Creation Unit,” “Creation and Redemption of Creation Units – Costs Associated with Creation Transactions,” “Creation and Redemption of Creation Units – Redemption of Creation Units,” “Creation and Redemption of Creation Units – Cash Redemption Method,” “Creation and Redemption of Creation Units – Costs Associated with Redemption Transactions,” “Creation and Redemption of Creation Units – Placement of Redemption Orders,” “Creation and Redemption of Creation Units – Custom Baskets,” “Creation and Redemption of Creation Units – Taxation on Creations and Redemptions of Creation Units,” “Taxes,” “Financial Statements,” and “Miscellaneous Information.”

*    *    *    *    *

Securities and Exchange Commission

September 1, 2020

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1 By separate letter, the Trust will request acceleration of the effective date.

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Deepa Damre Smith

James Hahn

Michael Gung

George Rafal

Anne C. Choe

Jakob D. Edson

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).